UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21529

                    The Gabelli Global Utility & Income Trust
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554

                      Date of fiscal year end: December 31

                  Date of reporting period: September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.



                                                              (THE GABELLI LOGO)
                                                   GLOBAL UTILITY & INCOME TRUST

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST

                              Third Quarter Report
                               September 30, 2008

TO OUR SHAREHOLDERS,

     The Gabelli Global Utility & Income Trust's (the "Fund") net asset value ("NAV") declined 8.41% in the third quarter of 2008, compared with a loss of 18.01% for the Standard & Poor's ("S&P") Utilities Index and a decline of 20.34% for the Lipper Utility Fund Average. The Fund's market price, adjusted for distributions, was down 17.34% during the past quarter. As of September 30, 2008, the Fund's market price was $16.90 on the American Stock Exchange, representing a discount of 18.87% to its NAV of $20.83 at the end of the quarter.

     Enclosed is the investment portfolio as of September 30, 2008.

COMPARATIVE RESULTS

           AVERAGE ANNUAL RETURNS THROUGH SEPTEMBER 30, 2008 (a)

                                                                            Since
                                                                          Inception
                                            Quarter   1 Year    3 Year   (05/28/04)
                                            -------   -------   ------   ----------
GABELLI GLOBAL UTILITY & INCOME TRUST
   NAV TOTAL RETURN (b) .................     (8.41)%  (12.47)%  4.57%       8.19%
   INVESTMENT TOTAL RETURN (c) ..........    (17.34)   (17.84)   1.11        2.65
S&P 500 Index ...........................     (8.36)   (21.96)   0.22        2.86
S&P 500 Utilities Index .................    (18.01)   (14.25)   2.86       12.00
Lipper Utility Fund Average .............    (20.34)   (19.81)   2.78       10.73

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE SOLD, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. PERFORMANCE RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE S&P 500 INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE. THE S&P 500 UTILITIES INDEX IS AN UNMANAGED INDICATOR OF ELECTRIC AND GAS UTILITY STOCK PERFORMANCE. THE LIPPER UTILITY FUND AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF OPEN-END MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.

(b) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN THE NAV PER SHARE AND REINVESTMENT OF DISTRIBUTIONS AT NAV ON THE EX-DIVIDEND DATE AND ARE NET OF EXPENSES. SINCE INCEPTION RETURN IS BASED ON AN INITIAL NAV OF $19.06.

(c) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN CLOSING MARKET VALUES ON THE AMERICAN STOCK EXCHANGE AND REINVESTMENT OF DISTRIBUTIONS. SINCE INCEPTION RETURN IS BASED ON AN INITIAL OFFERING PRICE OF $20.00.

We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

                                                                           MARKET
  SHARES                                                                   VALUE
----------                                                              -----------
             COMMON STOCKS -- 91.3%
             ENERGY AND UTILITIES -- 68.3%
             ENERGY AND UTILITIES: ALTERNATIVE ENERGY -- 0.2%
             U.S. COMPANIES
     3,000   Ormat Technologies Inc. ................................   $   108,990
                                                                        -----------
             ENERGY AND UTILITIES:
             ELECTRIC TRANSMISSION AND DISTRIBUTION -- 5.8%
             NON U.S. COMPANIES
     8,775   National Grid plc, ADR .................................       563,531
     1,500   Red Electrica Corporacion SA ...........................        75,704
             U.S. COMPANIES
     4,900   CH Energy Group Inc. ...................................       213,493
     2,000   Consolidated Edison Inc. ...............................        85,920
     5,000   Northeast Utilities ....................................       128,250
    50,000   NSTAR ..................................................     1,675,000
    40,000   Pepco Holdings Inc. ....................................       916,400
     1,666   UIL Holdings Corp. .....................................        57,194
                                                                        -----------
                                                                          3,715,492
                                                                        -----------
             ENERGY AND UTILITIES: INTEGRATED -- 44.6%
             NON U.S. COMPANIES
   150,000   A2A SpA ................................................       379,260
       500   Areva SA ...............................................       383,399
     8,000   Chubu Electric Power Co. Inc. ..........................       186,921
   152,000   Datang International Power Generation Co. Ltd., Cl. H ..        83,000
     3,000   E.ON AG ................................................       150,268
     9,000   E.ON AG, ADR ...........................................       453,843
    10,000   Electric Power Development Co. Ltd. ....................       318,744
    45,000   Enel SpA ...............................................       373,136
     9,760   Energias de Portugal SA, ADR ...........................       402,919
    29,000   Enersis SA, ADR ........................................       473,280
   138,000   Hera SpA ...............................................       377,478
    10,000   Hokkaido Electric Power Co. Inc. .......................       206,854
    10,000   Hokuriku Electric Power Co. ............................       239,293
    12,000   Huaneng Power International Inc., ADR ..................       319,440
    75,000   Iberdrola SA ...........................................       753,875
    12,000   Iberdrola SA, ADR ......................................       481,403
     2,000   International Power plc ................................        12,863
     7,000   Korea Electric Power Corp., ADR ........................        86,730
    10,000   Kyushu Electric Power Co. Inc. .........................       206,854
     4,500   Oesterreichische Elektrizitaetswirtschafts AG, Cl. A ...       273,359
    10,000   Shikoku Electric Power Co. Inc. ........................       250,106
    10,000   The Chugoku Electric Power Co. Inc. ....................       204,504
    16,000   The Kansai Electric Power Co. Inc. .....................       353,533
    10,000   The Tokyo Electric Power Co. Inc. ......................       243,524
    10,000   Tohoku Electric Power Co. Inc. .........................       213,906

                                                                           MARKET
  SHARES                                                                   VALUE
----------                                                              -----------
             U.S. COMPANIES
     1,000   Allegheny Energy Inc. ..................................   $    36,770
     2,000   ALLETE Inc. ............................................        89,000
    19,000   Ameren Corp. ...........................................       741,570
    30,000   American Electric Power Co. Inc. .......................     1,110,900
     1,000   Avista Corp. ...........................................        21,710
     6,000   Black Hills Corp. ......................................       186,420
       500   Cleco Corp. ............................................        12,625
       500   CMS Energy Corp. .......................................         6,235
     7,000   Dominion Resources Inc. ................................       299,460
    60,000   DPL Inc. ...............................................     1,488,000
    40,000   Duke Energy Corp. ......................................       697,200
     4,000   El Paso Electric Co.+ ..................................        84,000
    10,000   Florida Public Utilities Co. ...........................       129,000
    14,000   FPL Group Inc. .........................................       704,200
    60,034   Great Plains Energy Inc. ...............................     1,333,955
    26,000   Hawaiian Electric Industries Inc. ......................       756,860
    29,500   Integrys Energy Group Inc. .............................     1,473,230
     7,000   Maine & Maritimes Corp.+ ...............................       230,650
    15,000   MGE Energy Inc. ........................................       533,250
    44,000   NiSource Inc. ..........................................       649,440
    13,000   NorthWestern Corp. .....................................       326,690
    19,500   OGE Energy Corp. .......................................       602,160
     6,000   Otter Tail Corp. .......................................       184,380
     1,000   PG&E Corp. .............................................        37,450
    16,000   Pinnacle West Capital Corp. ............................       550,560
     4,200   PPL Corp. ..............................................       155,484
    31,000   Progress Energy Inc. ...................................     1,337,030
    32,000   Public Service Enterprise Group Inc. ...................     1,049,280
    25,000   Puget Energy Inc. ......................................       667,500
    18,000   SCANA Corp. ............................................       700,740
    45,000   Southern Co. ...........................................     1,696,050
     1,000   TECO Energy Inc. .......................................        15,730
     2,000   The AES Corp.+ .........................................        23,380
     1,250   The Empire District Electric Co. .......................        26,688
    15,000   Unisource Energy Corp. .................................       437,850
    17,000   Vectren Corp. ..........................................       473,450
    41,000   Westar Energy Inc. .....................................       944,640
     5,000   Wisconsin Energy Corp. .................................       224,500
    45,000   Xcel Energy Inc. .......................................       899,550
                                                                        -----------
                                                                         28,366,079
                                                                        -----------
             ENERGY AND UTILITIES: NATURAL GAS INTEGRATED -- 4.2%
             NON U.S. COMPANIES
    80,000   Snam Rete Gas SpA ......................................       480,903
             U.S. COMPANIES
    25,000   El Paso Corp. ..........................................       319,000
     1,000   Energen Corp. ..........................................        45,280
    17,000   National Fuel Gas Co. ..................................       717,060
     2,000   ONEOK Inc. .............................................        68,800

               See accompanying notes to schedule of investments.

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

                                                                           MARKET
  SHARES                                                                   VALUE
----------                                                              -----------
             COMMON STOCKS (CONTINUED)
             ENERGY AND UTILITIES (CONTINUED)
             ENERGY AND UTILITIES: NATURAL GAS INTEGRATED (CONTINUED)
             U.S. COMPANIES (CONTINUED)
    15,000   Southern Union Co. .....................................   $   309,750
    30,000   Spectra Energy Corp. ...................................       714,000
                                                                        -----------
                                                                          2,654,793
                                                                        -----------
             ENERGY AND UTILITIES: NATURAL GAS UTILITIES -- 5.1%
             NON U.S. COMPANIES
     1,000   Enagas .................................................        21,399
    11,454   GDF Suez, ADR+ (a) .....................................       588,895
             U.S. COMPANIES
    20,000   Atmos Energy Corp. .....................................       532,400
     2,000   Chesapeake Utilities Corp. .............................        66,420
     4,000   EnergySouth Inc. .......................................       245,720
    20,000   Nicor Inc. .............................................       887,000
     5,000   Piedmont Natural Gas Co. Inc. ..........................       159,800
    10,000   Southwest Gas Corp. ....................................       302,600
     8,500   The Laclede Group Inc. .................................       412,165
                                                                        -----------
                                                                          3,216,399
                                                                        -----------
             ENERGY AND UTILITIES: OIL -- 2.5%
             NON U.S. COMPANIES
     2,000   First Calgary Petroleums Ltd.+ .........................         6,352
       500   Niko Resources Ltd. ....................................        26,878
     8,000   Petroleo Brasileiro SA, ADR ............................       351,600
     9,000   Royal Dutch Shell plc, Cl. A, ADR ......................       531,090
             U.S. COMPANIES
     3,000   Chevron Corp. ..........................................       247,440
     2,000   ConocoPhillips .........................................       146,500
     2,000   Devon Energy Corp. .....................................       182,400
     1,000   Exxon Mobil Corp. ......................................        77,660
                                                                        -----------
                                                                          1,569,920
                                                                        -----------
             ENERGY AND UTILITIES: SERVICES -- 0.2%
             NON U.S. COMPANIES
     6,000   ABB Ltd., ADR ..........................................       116,400
                                                                        -----------
             ENERGY AND UTILITIES: WATER -- 4.0%
             NON U.S. COMPANIES
     1,000   Consolidated Water Co. Ltd. ............................        17,020
    47,000   Severn Trent plc .......................................     1,131,382
     2,000   Suez SA ................................................        97,588
     7,200   Suez SA, Strips+ .......................................           101
    37,090   United Utilities Group plc .............................       458,284
             U.S. COMPANIES
     8,666   Aqua America Inc. ......................................       154,081
     3,000   California Water Service Group .........................       115,500
     4,000   Middlesex Water Co. ....................................        69,880
    17,000   SJW Corp. ..............................................       509,490
                                                                        -----------
                                                                          2,553,326
                                                                        -----------

  SHARES/                                                                  MARKET
   UNITS                                                                   VALUE
----------                                                              -----------
             DIVERSIFIED INDUSTRIAL -- 1.1%
             NON U.S. COMPANIES
    13,000   Bouygues SA ............................................   $   581,068
             U.S. COMPANIES
     3,000   Woodward Governor Co. ..................................       105,810
                                                                        -----------
                                                                            686,878
                                                                        -----------
             ENVIRONMENTAL SERVICES -- 0.6%
             NON U.S. COMPANIES
    10,000   Veolia Environnement ...................................       406,360
                                                                        -----------
             TOTAL ENERGY AND UTILITIES .............................    43,394,637
                                                                        -----------
             COMMUNICATIONS -- 17.7%
             CABLE AND SATELLITE -- 6.7%
             NON U.S. COMPANIES
    10,000   Cogeco Inc. ............................................       293,164
     2,500   Rogers Communications Inc., Cl. B ......................        83,100
     5,400   Zon Multimedia Servicos de Telecomunicacoes e Multimedia
                SGPS SA .............................................        39,455
             U.S. COMPANIES
    25,000   Cablevision Systems Corp., Cl. A .......................       629,000
    17,000   DISH Network Corp., Cl. A+ .............................       357,000
     3,600   EchoStar Corp., Cl. A+ .................................        86,760
     4,580   Liberty Global Inc., Cl. A+ ............................       138,774
     4,000   Liberty Global Inc., Cl. C+ ............................       112,360
    95,000   The DIRECTV Group Inc.+ ................................     2,486,150
                                                                        -----------
                                                                          4,225,763
                                                                        -----------
             TELECOMMUNICATIONS -- 9.8%
             NON U.S. COMPANIES
     2,102   Bell Aliant Regional Communications Income Fund+
                (a)(b) ..............................................        52,529
    26,000   BT Group plc, ADR ......................................       754,260
    32,000   Deutsche Telekom AG, ADR ...............................       487,360
     6,000   France Telecom SA, ADR .................................       168,060
     3,000   Manitoba Telecom Services Inc. .........................       110,641
    22,000   Portugal Telecom SGPS SA ...............................       220,053
    15,000   Royal KPN NV, ADR ......................................       214,743
     1,500   Swisscom AG ............................................       442,315
    20,000   Telecom Italia SpA .....................................        29,620
    16,000   Telefonica SA, ADR .....................................     1,143,840
    14,000   Telefonos de Mexico SAB de CV, Cl. L, ADR ..............       360,500
    13,000   Telmex Internacional SAB de CV, ADR ....................       169,000
             U.S. COMPANIES
    31,000   AT&T Inc. ..............................................       865,520
     1,000   Embarq Corp. ...........................................        40,550

               See accompanying notes to schedule of investments.

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

                                                                           MARKET
  SHARES                                                                   VALUE
----------                                                              -----------
             COMMON STOCKS (CONTINUED)
             COMMUNICATIONS (CONTINUED)
             TELECOMMUNICATIONS (CONTINUED)
             U.S. COMPANIES (CONTINUED)
       471   FairPoint Communications Inc. ..........................   $     4,084
    25,000   Sprint Nextel Corp. ....................................       152,500
     5,000   Telephone & Data Systems Inc. ..........................       178,750
    25,000   Verizon Communications Inc. ............................       802,250
                                                                        -----------
                                                                          6,196,575
                                                                        -----------
             WIRELESS COMMUNICATIONS -- 1.2%
             NON U.S. COMPANIES
     1,200   America Movil SAB de CV, Cl. L, ADR ....................        55,632
     5,000   Millicom International Cellular SA .....................       343,350
     1,600   Mobile TeleSystems OJSC, ADR ...........................        89,616
     7,000   Vimpel-Communications, ADR .............................       142,100
     4,000   Vodafone Group plc, ADR ................................        88,400
             U.S. COMPANIES
     1,500   United States Cellular Corp.+ ..........................        70,380
                                                                        -----------
                                                                            789,478
                                                                        -----------
             TOTAL COMMUNICATIONS ...................................    11,211,816
                                                                        -----------
             OTHER -- 5.3%
             AEROSPACE -- 0.7%
             NON U.S. COMPANIES
    74,000   Rolls-Royce Group plc+ .................................       442,700
                                                                        -----------
             BUILDING AND CONSTRUCTION -- 0.5%
             NON U.S. COMPANIES
     2,000   Acciona SA .............................................       299,298
                                                                        -----------
             BUSINESS SERVICES -- 0.1%
             NON U.S. COMPANIES
     3,700   Sistema JSFC, GDR ......................................        60,384
                                                                        -----------
             COMPUTER SOFTWARE AND SERVICES -- 0.0%
             U.S. COMPANIES
       300   Captaris Inc.+ .........................................         1,383
                                                                        -----------
             ENTERTAINMENT -- 0.5%
             NON U.S. COMPANIES
    10,000   Vivendi ................................................       309,997
                                                                        -----------
             FOOD AND BEVERAGE -- 2.5%
             U.S. COMPANIES
    20,000   Wm. Wrigley Jr. Co. ....................................     1,588,000
                                                                        -----------

                                                                           MARKET
  SHARES                                                                   VALUE
----------                                                              -----------
             HEALTH CARE -- 0.5%
             U.S. COMPANIES
    10,000   Sciele Pharma Inc.+ ....................................   $   307,900
                                                                        -----------
             MACHINERY -- 0.1%
             U.S. COMPANIES
     1,000   Gehl Co.+ ..............................................        29,430
                                                                        -----------
             METALS AND MINING -- 0.2%
             NON U.S. COMPANIES
     6,400   Compania de Minas Buenaventura SA, ADR .................       150,272
                                                                        -----------
             REAL ESTATE -- 0.1%
             NON U.S. COMPANIES
     3,000   Brookfield Asset Management Inc., Cl. A ................        82,320
                                                                        -----------
             SPECIALTY CHEMICALS -- 0.0%
             U.S. COMPANIES
       300   Nevada Chemicals Inc. ..................................         3,954
                                                                        -----------
             TRANSPORTATION -- 0.1%
             U.S. COMPANIES
     2,000   GATX Corp. .............................................        79,140
                                                                        -----------
             TOTAL OTHER ............................................     3,354,778
                                                                        -----------
             TOTAL COMMON STOCKS ....................................    57,961,231
                                                                        -----------
             CONVERTIBLE PREFERRED STOCKS -- 0.1%
             COMMUNICATIONS -- 0.0%
             TELECOMMUNICATIONS -- 0.0%
             U.S. COMPANIES
       500   Cincinnati Bell Inc.,
                6.750% Cv. Pfd., Ser. B .............................        17,275
                                                                        -----------
             OTHER -- 0.1%
             TRANSPORTATION -- 0.1%
             U.S. COMPANIES
       200   GATX Corp., $2.50 Cv. Pfd. .............................        41,702
                                                                        -----------
             TOTAL CONVERTIBLE PREFERRED STOCKS .....................        58,977
                                                                        -----------
             RIGHTS -- 0.0%
             ENERGY AND UTILITIES -- 0.0%
             ENVIRONMENTAL SERVICES -- 0.0%
     2,000   Suez Environnement SA+ .................................        12,642
                                                                        -----------

               See accompanying notes to schedule of investments.

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

 PRINCIPAL                                                                 MARKET
  AMOUNT                                                                   VALUE
----------                                                              -----------
             CONVERTIBLE CORPORATE BONDS -- 0.5%
             COMMUNICATIONS -- 0.2%
             COMMUNICATIONS EQUIPMENT -- 0.2%
             U.S. COMPANIES
$  100,000   Agere Systems Inc., Sub. Deb. Cv.,
                6.500%, 12/15/09.....................................   $   101,500
                                                                        -----------
             OTHER -- 0.3%
             REAL ESTATE -- 0.3%
             U.S. COMPANIES
   350,000   Palm Harbor Homes Inc., Cv.,
                3.250%, 05/15/24.....................................       211,313
                                                                        -----------
             TOTAL CONVERTIBLE CORPORATE BONDS.......................       312,813
                                                                        -----------
             U.S. GOVERNMENT OBLIGATIONS -- 8.1%
             U.S. TREASURY BILLS -- 6.3%
 3,990,000   U.S. Treasury Bills,
                1.353% to 1.721%++,
                10/09/08 to 11/28/08.................................     3,985,802
                                                                        -----------
             U.S. TREASURY NOTES -- 1.8%
 1,150,000      4.500%, 04/30/09.....................................     1,168,958
                                                                        -----------
             TOTAL U.S. GOVERNMENT OBLIGATIONS.......................     5,154,760
                                                                        -----------
TOTAL INVESTMENTS -- 100.0%
   (Cost $57,328,193)................................................   $63,500,423
                                                                        ===========
             Aggregate book cost.....................................   $57,328,193
                                                                        ===========
             Gross unrealized appreciation...........................   $ 9,149,594
             Gross unrealized depreciation...........................    (2,977,364)
                                                                        -----------
             Net unrealized appreciation/(depreciation)..............   $ 6,172,230
                                                                        ===========

----------
(a) Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At September 30, 2008, the market value of fair valued securities amounted to $641,424 or 1.01% of total investments.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, the market value of the Rule 144A security amounted to $52,529 or 0.08% of total investments.

+    Non-income producing security.

++   Represents annualized yield at date of purchase.

ADR  American Depositary Receipt

GDR  Global Depositary Receipt

                              % OF
                             MARKET      MARKET
GEOGRAPHIC DIVERSIFICATION    VALUE      VALUE
--------------------------   ------   -----------
North America ............    70.3%   $44,627,009
Europe ...................    22.6     14,382,701
Japan ....................     3.8      2,424,239
Latin America ............     2.5      1,577,304
Asia/Pacific .............     0.8        489,170
                             -----    -----------
Total Investments ........   100.0%   $63,500,423
                             =====    ===========

               See accompanying notes to schedule of investments.

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST
                  NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

1. SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC, the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("SFAS 157") that clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

     -    Level 1 - quoted prices in active markets for identical securities;

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

     - Level 3 - significant unobservable inputs (including the Fund's determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used to value the Fund's net assets as of September 30, 2008 is as follows:

                                                INVESTMENTS IN       OTHER FINANCIAL
                                                   SECURITIES    INSTRUMENTS (UNREALIZED
VALUATION INPUTS                                (MARKET VALUE)        DEPRECIATION)*
----------------                                --------------   -----------------------
Level 1 - Quoted Prices                           $57,443,956                 --
Level 2 - Other Significant Observable Inputs       6,056,467           $(41,912)
                                                  -----------           --------
Total                                             $63,500,423           $(41,912)
                                                  ===========           ========

----------
* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swaps, which are valued at the unrealized appreciation/depreciation on the investment.

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST
            NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED) (UNAUDITED)

In March 2008, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standard No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") that is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of SFAS 161 on the Fund's financial statement disclosures.

2. SWAP AGREEMENTS. The Fund may enter into equity and contract for difference swap transactions. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In a swap, a set of future cash flows are exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts, or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize the risk. Depending on the general state of short-term interest rates and the returns of the Fund's portfolio securities at that point in time, such a default could negatively affect the Fund's ability to make dividend payments. In addition, at the time an equity swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Fund's ability to make dividend payments.

The use of derivative instruments involves, to varying degrees, elements of market and counterparty risk in excess of the amount recognized below.

The Fund has entered into a contract for difference swap agreement with Bear, Stearns International Limited. Details of the swap at September 30, 2008 are as follows:

        NOTIONAL               EQUITY SECURITY           INTEREST RATE/       TERMINATION   NET UNREALIZED
         AMOUNT                    RECEIVED          EQUITY SECURITY PAID         DATE       DEPRECIATION
------------------------   ---------------------   ------------------------   -----------   --------------
                                                     Overnight LIBOR plus
                                Market Value       40 bps plus Market Value
                              Appreciation on:         Depreciation on:
$340,849 (50,000 Shares)   Rolls-Royce Group plc     Rolls-Royce Group plc      03/17/09       $(41,912)

3. TAX INFORMATION. Under the current tax law, capital and currency losses realized after October 31 and prior to the Fund's fiscal year end may be deferred as occurring on the first day of the following fiscal year. Post October capital losses at the fiscal year ended December 31, 2007 were $10,785.

                         AUTOMATIC DIVIDEND REINVESTMENT
                        AND VOLUNTARY CASH PURCHASE PLANS

ENROLLMENT IN THE PLAN

     It is the policy of The Gabelli Global Utility & Income Trust (the "Fund") to automatically reinvest dividends payable to common shareholders. As a "registered" shareholder you automatically become a participant in the Fund's Automatic Dividend Reinvestment Plan (the "Plan"). The Plan authorizes the Fund to credit common shares to participants upon an income dividend or a capital gains distribution regardless of whether the shares are trading at a discount or a premium to net asset value. All distributions to shareholders whose shares are registered in their own names will be automatically reinvested pursuant to the Plan in additional shares of the Fund. Plan participants may send their share certificates to Computershare Trust Company, N.A. ("Computershare") to be held in their dividend reinvestment account. Registered shareholders wishing to receive their distributions in cash must submit this request in writing to:

                    The Gabelli Global Utility & Income Trust
                                c/o Computershare
                                 P.O. Box 43010
                            Providence, RI 02940-3010

     Shareholders requesting this cash election must include the shareholder's name and address as they appear on the share certificate. Shareholders with additional questions regarding the Plan or requesting a copy of the terms of the Plan may contact Computershare at (800) 336-6983.

     If your shares are held in the name of a broker, bank, or nominee, you should contact such institution. If such institution is not participating in the Plan, your account will be credited with a cash dividend. In order to participate in the Plan through such institution, it may be necessary for you to have your shares taken out of "street name" and re-registered in your own name. Once registered in your own name your distributions will be automatically reinvested. Certain brokers participate in the Plan. Shareholders holding shares in "street name" at participating institutions will have dividends automatically reinvested. Shareholders wishing a cash dividend at such institution must contact their broker to make this change.

     The number of common shares distributed to participants in the Plan in lieu of cash dividends is determined in the following manner. Under the Plan, whenever the market price of the Fund's common shares is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividends or capital gains distribution, participants are issued common shares valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then current market price of the Fund's common shares. The valuation date is the dividend or distribution payment date or, if that date is not an American Stock Exchange ("Amex") trading day, the next trading day. If the net asset value of the common shares at the time of valuation exceeds the market price of the common shares, participants will receive common shares from the Fund valued at market price. If the Fund should declare a dividend or capital gains distribution payable only in cash, Computershare will buy common shares in the open market, or on the Amex or elsewhere, for the participants' accounts, except that Computershare will endeavor to terminate purchases in the open market and cause the Fund to issue shares at net asset value if, following the commencement of such purchases, the market value of the common shares exceeds the then current net asset value.

     The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such distributions. A participant in the Plan will be treated for federal income tax purposes as having received, on a dividend payment date, a dividend or distribution in an amount equal to the cash the participant could have received instead of shares.

VOLUNTARY CASH PURCHASE PLAN

     The Voluntary Cash Purchase Plan is yet another vehicle for our shareholders to increase their investment in the Fund. In order to participate in the Voluntary Cash Purchase Plan, shareholders must have their shares registered in their own name.

     Participants in the Voluntary Cash Purchase Plan have the option of making additional cash payments to Computershare for investments in the Fund's common shares at the then current market price. Shareholders may send an amount from $250 to $10,000. Computershare will use these funds to purchase shares in the open market on or about the 1st and 15th of each month. Computershare will charge each shareholder who participates $0.75, plus a pro rata share of the brokerage commissions. Brokerage charges for such purchases are expected to be less than the usual brokerage charge for such transactions. It is suggested that any voluntary cash payments be sent to Computershare, P.O. Box 43010, Providence, RI 02940-3010 such that Computershare receives such payments approximately 10 days before the 1st and 15th of the month. Funds not received at least five days before the investment date shall be held for investment until the next purchase date. A payment may be withdrawn without charge if notice is received by Computershare at least 48 hours before such payment is to be invested.

     SHAREHOLDERS WISHING TO LIQUIDATE SHARES HELD AT COMPUTERSHARE must do so in writing or by telephone. Please submit your request to the above mentioned address or telephone number. Include in your request your name, address, and account number. The cost to liquidate shares is $2.50 per transaction as well as the brokerage commission incurred. Brokerage charges are expected to be less than the usual brokerage charge for such transactions.

     For more information regarding the Automatic Dividend Reinvestment Plan and Voluntary Cash Purchase Plan, brochures are available by calling (914) 921-5070 or by writing directly to the Fund.

     The Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by Computershare on at least 90 days written notice to participants in the Plan.

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST
                            AND YOUR PERSONAL PRIVACY

WHO ARE WE?

The Gabelli Global Utility & Income Trust (the "Fund") is a closed-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A SHAREHOLDER?

When you purchase shares of the Fund on the New York Stock Exchange, you have the option of registering directly with our transfer agent in order, for example, to participate in our dividend reinvestment plan.

- INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

- INFORMATION ABOUT YOUR TRANSACTIONS WITH US. This would include information about the shares that you buy or sell; it may also include information about whether you sell or exercise rights that we have issued from time to time. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, WWW.SEC.GOV.

WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

                                    (GRAPHIC)

                              TRUSTEES AND OFFICERS
                    THE GABELLI GLOBAL UTILITY & INCOME TRUST
                    ONE CORPORATE CENTER, RYE, NY 10580-1422

TRUSTEES

Anthony J. Colavita
   ATTORNEY-AT-LAW,
   ANTHONY J. COLAVITA, P.C.

James P. Conn
   FORMER MANAGING DIRECTOR &
   CHIEF INVESTMENT OFFICER,
   FINANCIAL SECURITY ASSURANCE HOLDINGS LTD.

Mario d'Urso
   FORMER ITALIAN SENATOR

Vincent D. Enright
   FORMER SENIOR VICE PRESIDENT &
   CHIEF FINANCIAL OFFICER,
   KEYSPAN CORP.

Michael J. Melarkey
   ATTORNEY-AT-LAW,
   AVANSINO, MELARKEY, KNOBEL & MULLIGAN

Salvatore M. Salibello
   CERTIFIED PUBLIC ACCOUNTANT,
   SALIBELLO & BRODER LLP

Salvatore J. Zizza
   CHAIRMAN, ZIZZA & CO., LTD.

OFFICERS

Bruce N. Alpert
   PRESIDENT

Peter D. Goldstein
   CHIEF COMPLIANCE OFFICER

Agnes Mullady
   TREASURER AND SECRETARY

David I. Schachter
   VICE PRESIDENT & OMBUDSMAN

INVESTMENT ADVISER

Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

CUSTODIAN

State Street Bank and Trust Company

COUNSEL

Skadden, Arps, Slate, Meagher & Flom, LLP

TRANSFER AGENT AND REGISTRAR

Computershare Trust Company, N.A.

STOCK EXCHANGE LISTING

                        Common
                      ----------
Amex-Symbol:              GLU
Shares Outstanding:   3,050,236

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading "Specialized Equity Funds," in Monday's The Wall Street Journal. It is also listed in Barron's Mutual Funds/Closed End Funds section under the heading "Specialized Equity Funds."

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

For general information about the Gabelli Funds, call 800-GABELLI
(800-422-3554), fax us at 914-921-5118, visit Gabelli Funds' Internet homepage at: WWW.GABELLI.COM, or e-mail us at: closedend@gabelli.com

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its shares in the open market when the Fund's shares are trading at a discount of 10% or more from the net asset value of the shares.

(GRAPHIC)

THE GABELLI GLOBAL UTILITY & INCOME TRUST
ONE CORPORATE CENTER
RYE, NY 10580-1422
(914) 921-5070
WWW.GABELLI.COM

                                                            THIRD QUARTER REPORT
                                                              SEPTEMBER 30, 2008

                                                                     GLU Q3/2008

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Global Utility & Income Trust
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                                November 24, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date                                November 24, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer


Date                                November 24, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.